Leases - Summary of Future Minimum Operating Lease Payment Under Non-Cancelable Leases (Detail) - D-Wave Systems Inc. [Member] $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 1,687
2023	1,384
2024	1,179
2025	1,212
2026	1,245
Thereafter	9,648
Total future minimum lease payments	$ 16,355